May 17, 2021

Fuller & Thaler Behavioral Small-Cap	Fuller & Thaler Behavioral Unconstrained
Equity Fund	Equity Fund
A Shares – FTHAX	A Shares – FTZAX
C Shares - FTYCX	C Shares - FTZCX
Investor Shares – FTHNX	Investor Shares - [*]
Institutional Shares – FTHSX	Institutional Shares - FTZIX
R6 Shares – FTHFX	R6 Shares – FTZFX

Fuller & Thaler Behavioral Small-Cap	Fuller & Thaler Behavioral Small–Mid
Growth Fund	Core Equity Fund
A Shares – FTXAX	A Shares – [*]
C Shares - FTXCX	C Shares – [*]
Investor Shares – FTXNX	Investor Shares - [*]
Institutional Shares – FTXSX	Institutional Shares - FTSIX
R6 Shares – FTXFX	R6 Shares - [*]

Fuller & Thaler Behavioral Mid-Cap	Fuller & Thaler Behavioral Micro-Cap
Value Fund	Equity Fund
A Shares – [*]	A Shares – [*]
C Shares – [*]	C Shares – [*]
Investor Shares – FTVNX	Investor Shares - [*]
Institutional Shares – FTVSX	Institutional Shares - FTMSX
R6 Shares – FTVZX	R6 Shares - [*]

Each a series of the Capitol Series Trust (the “Trust”)

* Shares listed above denoted with (*) will be registered and offered for sale at a later date.

Supplement to the Summary Prospectuses, Prospectus and Statement of Additional Information,

Each Dated January 31, 2021

Sale of Shares – Fuller & Thaler Behavioral Unconstrained Equity Fund

Effective May 27, 2021, A Shares (TICKER: FTZAX) and C Shares (TICKER: FTZCX) of the Fuller & Thaler Behavioral Unconstrained Equity Fund will be offered for sale.

To Place Buy or Sell Orders
By mail: Fuller & Thaler Behavioral Unconstrained Equity Fund c/o Ultimus Fund Solutions, LLC PO Box 46707 Cincinnati, OH 45246-0707 By Phone: 1-888-912-4562

You may also purchase and redeem shares through your dealer or financial adviser. Please contact your financial intermediary directly to find out if additional requirements apply.

Please refer to the Fuller & Thaler Behavioral Unconstrained Equity Fund’s Prospectus for additional information regarding buying and selling shares.

Conversion of C Shares to A Shares

The Prospectus dated January 31, 2021, of the Fuller & Thaler Behavioral Small-Cap Equity Fund, the Fuller & Thaler Behavioral Small-Cap Growth Fund, the Fuller & Thaler Behavioral Mid-Cap Value Fund, the Fuller & Thaler Behavioral Unconstrained Equity Fund, the Fuller & Thaler Behavioral Small-Mid Core Equity Fund, and the Fuller & Thaler Behavioral Micro-Cap Equity Fund (collectively, the “Funds”) is hereby amended to reflect the updated information that follows.

The following language replaces, in its entirety, the disclosure titled “Conversion of C Shares to A Shares” starting on page 86 of the Funds’ Prospectus (emphasis supplied).

Conversion of C Shares to A Shares: C Shares will be converted to A Shares in the following instances:

  Beginning December 11, 2018, C Shares positions will convert to A Shares after 8 years; or
  If shares held in an account with a third-party broker of record are transferred to an account with the Distributor after December 19, 2018, those C Shares accounts will be converted to A Shares accounts in the month following the transfer.

Further Information

For further information, please contact the Funds toll-free at 1-888-912-4562. You may also obtain additional copies of the Funds’ Summary Prospectuses, Prospectus and Statement of Additional Information, free of charge, by writing to the Funds c/o Ultimus Fund Solutions, LLC at P.O. Box 46707, Cincinnati, Ohio 45246-0707, by calling the Funds toll-free at the number above or by visiting the Funds’ website at www.fullerthalerfunds.com.